Tradr 2X Short LITE Daily ETF

SCHEDULE OF INVESTMENTS

As of June 30, 2026 (Unaudited)

Value
Other Assets in Excess of Liabilities — 100.0%	$5,381,298
TOTAL NET ASSETS — 100.0%	$5,381,298

SWAP CONTRACTS

EQUITY SWAP CONTRACTS

Counterparty	Description	Pay/Receive Equity on Reference Entity	Financing Rate	Pay/Receive Frequency	Termination Date	Notional Amount	Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Clear Street	Lumentum Holdings Inc.	Pay	2.63% (OBFR01* - 100bps)	At Maturity	5/26/2027	$(6,272,719)	$-	$938,699
Marex	Lumentum Holdings Inc.	Pay	2.63% (OBFR01* - 100bps)	At Maturity	5/23/2027	(5,029,884)	-	152,849
TOTAL EQUITY SWAP CONTRACTS								$1,091,548

*	OBFR01 - Overnight Bank Funding Rate, 3.63% as of June 30, 2026.